UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                                    811-21067
                        ---------------------------------
                       Investment Company Act file number

                       TORREY INTERNATIONAL STRATEGY PARTNERS, LLC
                ------------------------------------------------
               (Exact name of registrant as specified in charter)

                           505 PARK AVENUE, 5TH FLOOR
                               NEW YORK, NY 10022
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             TORREY ASSOCIATES, LLC
                           505 PARK AVENUE, 5TH FLOOR
                               NEW YORK, NY 10022
                     --------------------------------------
                     (Name and address of agent for Service)

Registrant's telephone number, including area code: (212) 644-7800
                                                    --------------
Date of fiscal year end: 3/31/2009
                        ----------
Date of reporting period: 9/30/2008
                        -----------

ITEM  1.  REPORTS TO STOCKHOLDERS.
----------------------------------

                                    Torrey International Strategy Partners, LLC
-------------------------------------------------------------------------------
                                                             September 30, 2008
-------------------------------------------------------------------------------



TORREY INTERNATIONAL STRATEGY PARTNERS, LLC
Financial Statements
(Unaudited)
Period April 1, 2008 to September 30, 2008

                                    Torrey International Strategy Partners, LLC
-------------------------------------------------------------------------------
                                                             September 30, 2008
-------------------------------------------------------------------------------


                   Torrey International Strategy Partners, LLC
                             Financial Statements
                                 (Unaudited)




                    Period April 1, 2008 to September 30, 2008


                                     Contents

Statement of Assets and Liabilities...........................................1
Schedule of Investment in Unaffiliated Investment Funds.......................2
Statement of Operations.......................................................3
Statements of Changes in Members' Equity - Net Assets.........................4
Statement of Cash Flows.......................................................5
Notes to Financial Statements.................................................6

                                    Torrey International Strategy Partners, LLC
                                Statement of Assets and Liabilities (Unaudited)
-------------------------------------------------------------------------------
                                                             September 30, 2008
-------------------------------------------------------------------------------

Assets

Investments in unaffiliated investment funds, at fair value         $26,213,915
                                   cost basis $26,789,583
Cash                                                                          0
Due from investment fund                                              2,445,343
Other assets                                                                (0)
-------------------------------------------------------------------------------
Total Assets                                                         28,659,257
-------------------------------------------------------------------------------

Liabilities

Member redemptions payable                                              103,292
Payable to broker                                                        63,881
Due to investment advisor                                               138,601
Professional fees payable                                               105,685
Administrative fees payable                                              21,486
Loan Payable                                                            502,500
Advance member subscriptions                                                  0
-------------------------------------------------------------------------------
Total Liabilities                                                       935,445
-------------------------------------------------------------------------------
Net Assets                                                          $27,723,812
-------------------------------------------------------------------------------

Members' Equity - Net Assets

Represented by:
    Capital subscriptions - net                                     $28,299,480
    Net unrealized appreciation on investments                        (575,668)
-------------------------------------------------------------------------------

Members' Equity - Net Assets
(equivalent to $107.20 per unit based on 258,601 units outstanding) $27,723,812
-------------------------------------------------------------------------------


                 See accompanying notes to financial statements

                                    Torrey International Strategy Partners, LLC
           Schedule of Investments in Unaffiliated Investment Funds (Unaudited)
-------------------------------------------------------------------------------
                                                             September 30, 2008
-------------------------------------------------------------------------------

                                                   Percentage of
Investment Fund (a) 	    Cost       Fair Value    net assets     Liquidity
--------------------        --------   ----------     ---------     ---------

Emerging Markets
----------------
Gramercy Emerging Markets
  3C7 LLC 		    1,000,000  1,068,310       3.85%        Monthly
Neon Liberty Emerging
  Markets Fund, L.P.        1,550,000  2,004,893       7.23%        Quarterly
The Palmyra Fund            1,994,893  2,179,117       7.86%        Monthly
Pyrenees Global             3,200,000  2,643,133       9.53%        Quarterly
                            ---------  ---------      ------
  Strategy Total            7,744,893  7,895,453      28.48%


Equity Long/Short Hedged
------------------------

Global Undervalued
 Securities Fund (QP), L.P. 1,500,000  2,276,556       8.21%        Quarterly
Optimal Japan Fund,
 L.P.                       2,002,580  2,286,026       8.25%        Monthly
The Gradient Europe Fund,
 L.P.                         817,593    350,367       1.26%        Quarterly
The Tantallon (US Feeder)
 Fund, L.P.                 2,100,000  2,232,338       8.05%        Monthly
Park Place Europe LLC       2,076,229  1,866,803       6.73%        Monthly
Chilton QP European
 Partners, L.P.             1,500,000  1,356,062       4.89%        Annual
Chilton Global Natural
 Resources Partners LP      3,200,000  2,570,308       9.27%        Quarterly
Asian Century Quest Fund
 (QP), LP                   1,700,000  1,513,372       5.46%        Quarterly
Binjai Hill Asian Acorn     1,648,288  1,573,291       5.67%        Annual
                           ---------- ----------      ------
  Strategy Total           16,544,690 16,025,121      57.80%


Equity Long/Short Hedged - Pan Asia
-----------------------------------
Nezu Cyclicals Partners LP  1,500,000  1,410,004       5.09%        Quarterly
                            ---------  ---------       -----
  Strategy Total            1,500,000  1,410,004       5.09%

Global Equity
-------------
Gyrfalcon QP Fund LP        1,000,000    883,337       3.19%        Quarterly
                            ---------   --------       -----
  Strategy Total            1,000,000    883,337       3.19%
                            ---------   --------       -----

Total Investments in
 unaffiliated funds       $26,789,583 $26,213,915     94.55%
                          =========== ===========     ======


Other Assets less Liabilities          1,509,897       5.45%
-----------------------------          ---------       -----

Net assets representing members'
 equity                              $27,723,812     100.00%
                                     ===========     =======

(a) All of the Fund's investments are considered to be illiquid because the investments can only be redeemed on a monthly, quarterly, or semi-annual basis.



                  See accompanying notes to financial statements

                                    Torrey International Strategy Partners, LLC
                                            Statement of Operations (unaudited)
-------------------------------------------------------------------------------
                                                             September 30, 2008
-------------------------------------------------------------------------------

Investment Income

Interest Income                                                          $9,617
Other Income                                                                553
-------------------------------------------------------------------------------
Total Investment Income                                                  10,170
-------------------------------------------------------------------------------

Operating Expenses

Management Fee                                                          326,423
Insurance Expense                                                        16,050
Legal Expense                                                            19,725
Audit Expense                                                            21,000
Board of Managers' Fees                                                  16,250
Investor Servicing Fees                                                  26,039
Tax Expense                                                              15,000
Professional and Administration Fees                                     36,411
Other Expenses                                                           52,029
-------------------------------------------------------------------------------

Total Operating Expenses                                                528,926
-------------------------------------------------------------------------------

Net Investment Loss                                                   (518,757)
-------------------------------------------------------------------------------

Net Realized and Unrealized Loss from Investments

Net realized losses from investments in investment funds            (1,213,299)
Change in net unrealized depreciation from investments in
 investment funds                                                   (3,677,632)
-------------------------------------------------------------------------------

Net Realized and Unrealized Loss from Investments                   (4,890,931)
-------------------------------------------------------------------------------

Decrease in Members' Equity - Net Assets Derived from
 Operations                                                        ($5,409,688)
-------------------------------------------------------------------------------

                See accompanying notes to financial statements

                                    Torrey International Strategy Partners, LLC
              Statements of Changes in Members' Equity - Net Assets (unaudited)
-------------------------------------------------------------------------------
                            Periods Ended September 30, 2008 and March 31, 2008
-------------------------------------------------------------------------------

Operations                            September 30, 2008         March 31, 2008
                                      ------------------         --------------
Net investment gain (loss)                    ($518,757)             ($553,473)
Net realized gains (losses) from investments (1,213,299)              1,368,170
Change in net unrealized appreciation
  (depreciation) from unaffiliated
  investment funds                           (3,677,632)            (5,745,014)
Change in net unrealized appreciation
 (depreciation) from affiliated
 investment funds                                      0                      0
-------------------------------------------------------------------------------

Change in Members' Equity - Net Assets
   Derived from Operations                   (5,409,688)            (4,930,316)
-------------------------------------------------------------------------------

Capital Transactions

Member subscriptions                           1,950,244              5,763,263
Member interests repurchased                 (4,891,873)            (1,881,450)
-------------------------------------------------------------------------------

Change in Members' Equity - Net Assets
   Derived from Capital Transactions         (2,941,629)              3,881,813
-------------------------------------------------------------------------------

Net Change in Members' Equity - Net Assets   (8,351,317)            (1,048,503)
-------------------------------------------------------------------------------

Members' Equity - Net Assets
   beginning At Beginning of The Period       36,075,129             37,123,632
-------------------------------------------------------------------------------


Members' Equity - Net Assets
    ending At End of The Period              $27,723,812            $36,075,129
-------------------------------------------------------------------------------


              See accompanying notes to financial statements

                                    Torrey International Strategy Partners, LLC
                                            Statement of Cash Flows (unaudited)
-------------------------------------------------------------------------------
                                                Period Ended September 30, 2008
-------------------------------------------------------------------------------

Cash Flows From Operating Activities

Decrease in Members' Equity from Operations                        ($5,409,688)
Adjustments to reconcile net decrease in members' equity -
  net assets derived from operations to net cash used in
  operating activities:
    Change in net unrealized appreciation from investments
     in investment funds                                              3,677,632
    Net realized loss on investments in investment funds              1,213,299
    Proceeds from sales of investments in investment funds            9,783,896
    Purchases of investments in investment funds                    (5,548,288)
    Change in advance manager contributions                                   0
    Change in due from investment funds                                       0
    Increase in other assets                                          (150,547)
    Decrease in due to investment advisor                              (36,568)
    Decrease in Loan payable                                          (597,500)
    Decrease in professional and administrative fees payable           (18,439)

Net cash provided by operating activities                             2,913,797
-------------------------------------------------------------------------------

Cash Flows From Financing Activities

Proceeds from member subscriptions                                    1,950,244
Payments for member interests repurchased                           (4,891,873)
Decrease in payments for advance member subscriptions                 (713,895)
Decrease in member redemptions payable                                  (1,154)

Net cash used in financing activities                               (3,656,677)
-------------------------------------------------------------------------------

Net decrease in cash                                                  (742,880)
Cash at beginning of period                                             679,000
-------------------------------------------------------------------------------

Cash at end of period                                                 ($63,881)
-------------------------------------------------------------------------------

                See accompanying notes to financial statements

                                    Torrey International Strategy Partners, LLC
                                      Notes to Financial Statements (Unaudited)
-------------------------------------------------------------------------------
                                                             September 30, 2008
-------------------------------------------------------------------------------

(1) Organization

Torrey International Strategy Partners, LLC, a Delaware limited liability company (the Fund), is registered under the Investment Company Act of 1940, and is a closed-end, non-diversified, management investment company. The Fund was formed on March 25, 2002, and commenced operations on November 1, 2002. The Fund's term is perpetual unless the Fund is otherwise dissolved under the terms of its limited liability company agreement.

The investment advisor of the Fund is Torrey Associates, LLC. As of September 30, 2008, the investment advisor held an interest in the Fund of $107,200.

The power to manage and control the business affairs of the Fund is vested in the Board of Managers, including the exclusive authority to oversee and to establish policies regarding the management, conduct, and operation of the business of the Fund. Investors may purchase units of the Fund through private placements. Investors may not be able to liquidate their investment other than as a result of repurchases of units by the Fund. The Board of Managers, from time to time and in their complete and exclusive discretion, may determine to cause the Fund to repurchase units.

(2) Summary of Significant Accounting Policies

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America.

(a) Investments in Investment Funds

Investments in investment funds are reported at fair value and are valued by the investment advisor in accordance with the Fund's limited liability company agreement and the valuation procedures (the "Valuation Procedures") set forth below or as may be determined from time to time pursuant to policies established by the Board of Managers. The investment advisor will value interests in investment funds at fair value, which ordinarily will be the value determined by the portfolio manager for each investment fund in accordance with the policies established by the relevant investment fund. Fair values of investments in these investment funds are generally determined by the investment advisor based on periodic financial information (including annual audited financial statements) obtained from investment funds. Realized gains and losses are recognized at the time of withdrawal from an investment fund. Partial withdrawals from an investment fund are allocated proportionately between the cost basis and realized gains and losses. Unrealized gains and losses are reflected in operations when changes between the carrying value and fair value of investment fund interests occur.

The Valuation Procedures that have been approved by the Board of Managers seek to ensure that the Fund is able to reliably determine the value of its investments in investment funds. In accordance with the Fund's Valuation Procedures, in any instance in which the investment advisor has reason to believe that the current valuation of an interest in an investment fund does not represent the fair value of such interest, the investment advisor will promptly provide the Board of Mangers with its proposed

                                    Torrey International Strategy Partners, LLC
                                      Notes to Financial Statements (Unaudited)
-------------------------------------------------------------------------------
                                                             September 30, 2008
-------------------------------------------------------------------------------

valuation for that interest, on the basis of all relevant information available at the time, including independent appraisals if readily obtainable. The investment advisor will take steps to ascertain the fair value of an interest in an investment fund, among other things, making appropriate inquires of the investment funds, seeking an independent appraisal of the investment fund of its holdings (to the extent feasible) and/or applying a discount or premium based on the investment advisor's professional opinion of market and other events and the investment advisor's current knowledge of the investment fund's current holdings. Prior to investing in any investment fund, the investment advisor will conduct a due diligence review of the valuation methodology used by the investment fund, which as a general matter will use market value when available, and otherwise use principles of fair value that the investment advisors reasonably believes to be consistent with those used by the Fund for valuing its own investments.
In the absence of specific transaction activity in a particular investment fund, the investment advisor will consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount.

All of the Fund's investments are considered to be illiquid because the investments can only be redeemed on a monthly, quarterly, or semi-annual basis. As such, the fair value may differ from the values that will be realized at the time of redemption, and the differences could be material. All investments in investment funds held by the Fund are considered unaffiliated investments.

(b) Subscriptions and Repurchases

Member capital subscription requests may be accepted at such times as the Board of Managers may determine, subject to the receipt of funds on or before the acceptance date set by the Board. Generally, subscriptions are recorded in the capital accounts as of the beginning of the first business day of the month following the subscription. Any cash received by the Fund prior to this date is recorded as an advance member subscription liability until reflected in the capital accounts.

The Fund may repurchase units pursuant to written tenders by members. These repurchases are made at such times as determined by the Board of Managers. Generally, the Fund repurchases units from members two times each year, in June and December. On November 3, 2008, the Fund issued a tender offer to repurchase members' equity interests in the Fund in an amount up to 30% of the Fund's members' equity as of December 31, 2008.

(c) Income Taxes

The Fund is not subject to income taxes; the individual members are required to report their distributive share of the Fund's realized income, gain, loss, deductions, or credits on their individual income tax returns.

                                    Torrey International Strategy Partners, LLC
                                      Notes to Financial Statements (Unaudited)
-------------------------------------------------------------------------------
                                                             September 30, 2008
-------------------------------------------------------------------------------

(d) Revenue and Expenses

Interest income is accrued as earned. Expenses are accrued as incurred. The Fund bears all of its general and administrative expenses.

(e) Members' Equity - Net Assets
During the period ended September 30, 2008, net investment losses and realized losses of $518,757 and $1,213,299, respectively, have been reclassified to capital subscriptions - net in the members' equity - net assets section of the accompanying statement of assets and liabilities.

(f) Profit and Loss Allocations
Profits and losses are allocated to the members in accordance with the terms of the limited liability company agreement. In general, each member shares in the profits and losses of the Fund in proportion to their respective interests in the Fund.

(g) Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that may affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

The assets of the investee funds may consist of readily marketable securities, which are valued at quoted market prices. However, because the Fund does not directly invest in the underlying securities of the investee, and due to the restrictions on the transferability and timing of withdrawals from the investee, the amounts realized upon liquidation could differ from such reported values.

(h) Foreign Currency

The Fund holds certain investments in investment funds that are denominated in currencies other than U.S. dollars. These amounts are converted to U.S. dollar amounts using spot currency rates on the day of valuation. Purchases and sales of investments and income and expense items denominated in currencies other than U.S. dollars are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in currency exchange rates on investments from the fluctuations arising from changes in fair value of investments held. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

                                    Torrey International Strategy Partners, LLC
                                      Notes to Financial Statements (Unaudited)
-------------------------------------------------------------------------------
                                                             September 30, 2008
-------------------------------------------------------------------------------

(3) Expenses of the Fund

The Fund bears all expenses in connection with the operation of the Fund. Examples of expenses borne by the Fund include all costs and expenses related to portfolio transactions and positions for the Fund's account, costs and expenses related to the establishment of any investments managed by sub-advisors, management fees, legal fees, accounting and administration fees, operational and compliance support fees and expenses, costs of insurance, organizational and registration expenses, offering costs, and expenses of meetings of managers and investors of the Fund.

The investment advisor is paid a management fee by the Fund as compensation for its services to the Fund at an annual rate of 2.00% of the Fund's net assets. The management fee is payable quarterly in arrears calculated on the basis of net asset value as of the end of such quarter. Management fees totaled $326,423 for the period April 1, 2008 to September 30, 2008.

The Fund pays the placement agent and the investment advisor a quarterly investor servicing fee at an annual rate of 0.10% and 0.05%, respectively, of the Fund's net assets of each quarter end. Investor servicing fees totaled $26,039 for the period April 1, 2008 to September 30, 2008.

The Fund reimburses the investment advisor for certain expenses incurred on behalf of the Fund. As of September 30, 2008, the Fund had accrued $138,601 for amounts due to the investment advisor for management fees, investor servicing fees, and reimbursable expenses.

At the discretion of the placement agent, investors may be charged a front-end sales charge in an amount up to 3% of the gross investment of each investor in the Fund. Member subscriptions are shown net of placement agent fees in the accompanying statements of changes in members' equity - net assets.

The fund has an agreement with an administration firm to perform certain financial, accounting, administrative, and other services on behalf of the Fund. In consideration for these services, the Fund pays the administration firm an annual fee of between 0.06% and 0.15% based on the net assets of the beginning of each month. Professional and administration fees totaled $36,411 for the period April 1, 2008 to September 30, 2008.

The Fund pays each independent member of the Board of Managers an annual compensation of $15,000 per member per year. These fees totaled $16,250 for the period April 1, 2008 to September 30, 2008.

The fund has an agreement with a compliance support firm to perform certain operational and compliance support services on behalf of the Fund. In consideration for theses services, the Fund pays the compliance support firm an annual fee of 0.10% of the average net assets of the Fund, subject to a minimum monthly fee. Compliance support fees totaled $18,750 for the period April 1, 2008 to September, 30 2008.

                                    Torrey International Strategy Partners, LLC
                                      Notes to Financial Statements (Unaudited)
-------------------------------------------------------------------------------
                                                             September 30, 2008
-------------------------------------------------------------------------------

(4) Investment Transactions

Aggregate purchases and proceeds from sales of investment funds for the period April 1, 2008 to September 30, 2008 amounted to $5,548,288 and 9,783,896 respectively.

At September 30, 2008, the cost of the investments for federal income tax purposes was $26,789,583 and the accumulated net unrealized depreciation on investments was $575,668 consisting of $1,899,765 gross unrealized appreciation and $2,475,433 gross unrealized depreciation.

(5) Members' Equity Unit Transactions

Transactions in units of members' equity were as follows:

                                                Semi-Annual Periods Ended
                                           ------------------------------------
                                           September 30, 2008    March 31, 2008
                                           ------------------    --------------
Beginning units of members' equity                    281,520           251,265
                                           ------------------    --------------
Members' equity subscriptions                          15,038            44,229
Members' equity repurchases                           -37,956           -13,974
                                           ------------------    --------------
Net change in units of members' equity                -22,919            30,254
                                           ------------------    --------------
Ending units of members' equity                       258,601           281,520

                                    Torrey International Strategy Partners, LLC
                                      Notes to financial Statements (unaudited)
-------------------------------------------------------------------------------
                                                           Financial Highlights
                                                Period Ended September 30, 2008

                            April 1, 2008-    April 1, 2007- November 1, 2002*-
                          September 30, 2008  March 31, 2008   March 31, 2007
                          ------------------  -------------- ------------------
Per share operation
 performance:
(For a unit of members'
  equity outstanding
  throughout the period):
Net asset value, beginning
  of the period                  $128.14           $133.88          $100.00
                          ------------------  -------------- ------------------
Income (loss) from investment
 operations:
Net investment loss               (2.01)            (6.86)          (14.95)
Net realized/unrealized gain
 (loss) on investments           (18.93)              1.12            48.83
                          ------------------  -------------- ------------------
Total from investment operations (20.94)            (5.74)            33.88
                          ------------------  -------------- ------------------
Net asset value, end of period   $107.20           $128.14          $133.88
                          ------------------  -------------- ------------------

Total return:                    -16.34%            -4.29%           33.88%


Supplemental data:
Net assets, end of period    $27,723,812       $36,076,784      $28,385,887
Ratio to average net assets
 (annualized):
   Expenses                        3.12%             3.12%           4.54%
   Net investment loss            -3.06%            -2.94%          -4.43%
Portfolio turnover rate           16.82%            21.01%          19.91%

* Commencement of operations.

Total return, expense and net investment loss ratios are calculated based on the net asset value for each limited partner class taken as a whole. The expense ratios exclude indirect fees or expenses charged against the Fund's investment fund balances by the respective managers of the investment funds. An individual member's actual results may vary from those noted above based on the timing of capital transactions.

ITEM 2.   CODE OF ETHICS.
-------------------------

Not applicable for semi-annual reports.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
------------------------------------------

Not applicable for semi-annual reports.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
------------------------------------------------

Not applicable for semi-annual reports.


ITEM  5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
------------------------------------------------

Not applicable for semi-annual reports.


ITEM  6.  SCHEDULE OF INVESTMENTS.
----------------------------------

Included as part of the report to members filed under Item 1.


ITEM  7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
----------------------------------------------------------------
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------

Not applicable for semi-annual reports.


ITEM  8.  Portfolio Managers of Closed-End Management Investment Companies.
--------------------------------------------------------------------------


Not applicable for semi-annual reports.


ITEM  9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
---------------------------------------------

Not applicable.

ITEM  10.  SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

Not applicable.


ITEM  11.  CONTROLS AND PROCEDURES.
-----------------------------------

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.
-------------------


(a)(1)  Not applicabale for semi-annual reports.

(a)(2)  The following exhibits are attached to this Form N-CSR:

        Exhibit No.   Description of Exhibit

        11(a) Certification of Chief Executive Officer pursuant to
              Section 302 of the Sarbanes-Oxley Act of 2002.

        11(b) Certification of Principal Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.


(a)(3)  Not applicable.


(b)     The following exhibits are attached to this Form N-CSR:

        Exhibit No.   Description of Exhibit

        11(c) Certification of Chief Executive Officer and Principal
              Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.



				SIGNATURES

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates as indicated.

(Registrant) TORREY INTERNATIONAL STRATEGY PARTNERS, LLC
             ----------------------------------------------
By (Signature and Title)*   /s/ JAMES A. TORREY
                         -----------------------------
                           JAMES A. TORREY, Chief Executive Officer

Date December 5, 2008
    -----------------


    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates as indicated.

(Registrant) TORREY INTERNATIONAL STRATEGY PARTNERS, LLC
             ----------------------------------------------
By (Signature and Title)*   /s/ RAYMOND J. CLEARY
                         -----------------------------
                          RAYMOND J. CLEARY, Principal Financial Officer

Date December 5, 2008
    -----------------


* Print the name and title of each signing officer under his or her signature.